Trade and other receivables (Tables)	9 Months Ended
Sep. 30, 2022
Summary of Detailed Trade and Other Receivables Explanatory

	September 30, 2022	December 31, 2021
	$	$
Trade accounts receivable (net of expected credit losses of $55 (December 31, 2021 – $55)	383	877
Value-added tax	162	372
Grant receivable	201	—
Other	31	65
	777	1,314